Cover	Sep. 17, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	JACK IN THE BOX INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9390
Entity Tax Identification Number	95-2698708
Entity Address, Address Line One	9357 Spectrum Center Blvd
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	858
Local Phone Number	571-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	JACK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000807882